Voyage and vessel operating expenses, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Voyage Expenses [Abstract]
Port charges	$ 30	$ 33	$ 0
Bunkers	50	43	59
Commissions	625	1,328	672
Voyage Expenses	705	1,404	731
Operating Expenses [Abstract]
Crew wages and related costs	16,944	14,460	5,283
Insurance	1,891	1,392	582
Spares and consumable stores	8,071	8,216	3,647
Repairs and maintenance	3,277	4,403	1,468
Tonnage taxes	356	136	27
Miscellaneous	331	362	127
Vessel Operating Expenses	$ 30,870	$ 28,969	$ 11,134